Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses
(9)	Accrued Expenses

Accrued expenses at December 31, 2011 and 2010 consisted of the following:

	2011	2010
Accrued compensation	$6,280	$6,266
Direct container expense	7,718	2,557
Interest payable	2,907	1,580
Other	1,586	1,585

Total accrued expenses	$18,491	$11,988